UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4318



                        The American Funds Income Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2004

                    Date of reporting period: August 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

U.S. GOVERNMENT SECURITIES FUND

Rising interest rates and your fund

[cover photo: close-up of architectural columns]

Annual report for the year ended August 31, 2004

U.S. Government Securities Fund(SM) seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents                                                               page

Letter to shareholders                                                    1
The value of a long-term perspective                                      3
Rising interest rates and your fund                                       4
Inside your fund's investment portfolio                                   8
Financial statements                                                     11
Trustees and officers                                                    24
What makes American Funds different?                             back cover

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2004 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods.

                                         1 year                5 years              10 years

Class A shares                           -1.36%                +5.37%                +5.97%

The fund's 30-day yield for Class A shares as of September 30, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 2.61%, which reflects a voluntary fee waiver (2.59% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 3.23% (3.22% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 21. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

[close-up photo of architectural column]

Government securities enjoyed a generally favorable bond environment for much of the recent fiscal year, despite a backup in yields during the spring months that hampered results slightly.

For the year ended August 31, 2004, U.S. Government Securities Fund produced a total return of 4.5%. Over the same 12 months, the fund's peers (188 government bond funds monitored by Lipper) recorded an average return of 4.7%. By comparison, the unmanaged Citigroup Treasury/Government-Sponsored/Mortgage Index (which does not include expenses) posted a 5.7% return.

Shareholders who reinvested monthly dividends totaling 45.1 cents a share earned an income return of 3.4%. Those who elected to receive dividends in cash had an income return of 3.3% and saw the value of their shares increase 1.1%.

ECONOMIC AND MARKET REVIEW

The fund's fiscal year began in September 2003, immediately following a period of rising yields and falling prices, which had jolted the bond market that summer. (A bond's yield moves inversely to its price.) September brought a rally that helped to recover some of the market's losses, and it also ushered in a more supportive bond environment. Solid economic growth was joined with low inflation and slow employment growth. This set the stage for a gradual improvement in bond prices over the first half of the fiscal year.

The second half of the year saw greater volatility in prices. In late March, a surprisingly strong employment report helped send bond prices tumbling, as new worries about inflation overwhelmed investors. From March 16 to June 14, 2004, intermediate- and long-term Treasury yields surged from their lows of the year to their highs, as can be seen in the chart on page 2. The final months of the fiscal year, however, delivered weaker economic momentum, which helped the bond market regain ground lost during the spring.

As expected, the Federal Reserve Board raised its key lending rate by a quarter point on June 30. It subsequently hiked this rate by a similar amount on August 10 and September 21, bringing the rate to 1.75%. These measured increases have had a direct effect on short-term bond yields, but have largely been ignored by intermediate- and long-term bonds. One reason for the limited impact has been the relatively low inflation recorded recently; in addition, investors have come to view the Fed actions as primarily reducing the high level of monetary stimulus, rather than a concerted attempt to slow the economy.

[Begin Sidebar]
RESULTS AT A GLANCE
 (For periods ended August 31, 2004 with all distributions reinvested)

                                                                                                                       Lifetime
                                                  1 year                5 years             10 years           (since 10/17/85)

Average annual total return                         --                    +6.4%                +6.2%                      +7.2%
Cumulative total return                            +4.5%                 +36.3%               +82.9%                    +273.0%

[End Sidebar]

For the fiscal year, long-term Treasury and federal agency debt generated the highest returns, bolstered by the overall decline in long-term rates. Intermediate-term bonds, though posting favorable returns, lagged in most categories of the government securities sector.

HOW THE FUND RESPONDED

During the first half of the fund's fiscal year when long-term bond yields were declining, the fund's portfolio counselors adopted a more cautious approach and reduced the average maturity of fund holdings. In general, short-term bonds retain more of their value than long-term bonds when interest rates rise, as they did abruptly in the spring. Since then, however, long-term yields have once again trended lower, bolstered by evidence of low inflation.

Nonetheless, fund managers remain cautious and alert with long-term and intermediate-term rates still near historically low levels. They have reduced the fund's holdings in federal agency mortgage-backed obligations, as these bonds have a high sensitivity to rising rates. In addition, they have lifted the fund's exposure to federal agency direct obligations, which they believe afford slightly better value over the near term. The pie chart on page 8 provides a breakdown of portfolio holdings at year end.

A PROTECTIVE POSTURE

U.S. Government Securities Fund invests in bonds of the highest credit quality available. While these bonds are virtually without credit risk, they remain subject to interest rate trends, which affect the underlying prices of all debt securities. Although the outlook for bond prices improved somewhat over the summer, the potential for higher rates persists and compels us to maintain a conservative stance in an effort to protect shareholder principal. Our feature story, "Rising interest rates and your fund," beginning on page 4, offers a more detailed discussion of these concerns and our response.

Managing risk is an important component of our investment strategy, as is maintaining a long-term perspective. Markets fluctuate from day to day, but financial objectives are rarely achieved over short stretches of time. Every investment decision made for U.S. Government Securities Fund is based on years of professional experience, in-depth market and economic research, and an eye clearly focused on the future. We encourage shareholders to adopt a long-term perspective on all their investments, and we remain committed to helping our shareholders achieve their investment goals.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ John H. Smet

Paul G. Haaga, Jr.                  John H. Smet
Chairman of the Board               President

October 13, 2004

For current information about the fund, visit americanfunds.com.


[Begin Sidebar]
BENCHMARK TREASURY YIELDS

This chart depicts the shifting yields for short-, intermediate- and long-term Treasuries for the 12-month reporting period.

Source: Bloomberg

[begin line chart]
Date        2-yr        5-yr       10-yr
            Treasury    Treasury   Treasury
9/1/2003    1.96%       3.46%      4.46%
9/5/2003    1.72        3.27       4.35
9/12/2003   1.62        3.14       4.25
9/19/2003   1.67        3.10       4.16
9/26/2003   1.56        2.91       4.00
10/3/2003   1.64        3.10       4.20
10/10/2003  1.65        3.14       4.27
10/17/2003  1.86        3.33       4.39
10/24/2003  1.73        3.14       4.23
10/31/2003  1.82        3.24       4.30
11/7/2003   2.01        3.43       4.44
11/14/2003  1.81        3.19       4.22
11/21/2003  1.82        3.15       4.16
11/28/2003  2.05        3.36       4.33
12/5/2003   1.87        3.23       4.23
12/12/2003  1.81        3.22       4.24
12/19/2003  1.79        3.16       4.14
12/26/2003  1.82        3.15       4.15
1/2/2004    1.90        3.34       4.38
1/9/2004    1.66        3.05       4.08
1/16/2004   1.67        3.06       4.03
1/23/2004   1.66        3.06       4.08
1/30/2004   1.82        3.15       4.13
2/6/2004    1.75        3.09       4.08
2/13/2004   1.68        3.01       4.04
2/20/2004   1.71        3.08       4.10
2/27/2004   1.65        2.94       3.97
3/5/2004    1.57        2.80       3.85
3/12/2004   1.52        2.73       3.78
3/19/2004   1.51        2.74       3.77
3/26/2004   1.59        2.79       3.83
4/2/2004    1.85        3.14       4.15
4/9/2004    1.86        3.22       4.19
4/16/2004   1.99        3.37       4.34
4/23/2004   2.24        3.57       4.46
4/30/2004   2.32        3.62       4.51
5/7/2004    2.62        3.95       4.77
5/14/2004   2.53        3.90       4.77
5/21/2004   2.55        3.90       4.76
5/28/2004   2.54        3.79       4.65
6/4/2004    2.70        3.95       4.77
6/11/2004   2.81        4.06       4.80
6/18/2004   2.79        3.94       4.71
6/25/2004   2.74        3.83       4.65
7/2/2004    2.53        3.60       4.61
7/9/2004    2.52        3.63       4.46
7/16/2004   2.50        3.54       4.35
7/23/2004   2.65        3.67       4.43
7/30/2004   2.68        3.70       4.48
8/6/2004    2.39        3.39       4.22
8/13/2004   2.46        3.42       4.23
8/20/2004   2.44        3.41       4.23
8/27/2004   2.48        3.43       4.23
8/31/2004   2.40        3.31       4.12
[end line chart]
[end sidebar]


THE VALUE OF LONG-TERM PERSPECTIVE

HOW A $10,000 INVESTMENT HAS GROWN (for the period October 17, 1985, to August 31, 2004, with dividends reinvested)

Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.(1) Thus the net amount invested was $9,625.

[begin mountain chart]

                                               Lipper General
                     Citigroup         U.S.              U.S.
              Treasury/Govern-   Government        Government        Consumer
               ment-Sponsored/   Securities             Funds           Price     Original
Year        Mortgage Index (2)         Fund       Average (3)         Index(4)  Investment
10/17/85               $10,000       $9,625           $10,000         $10,000      $10,000
1986*                  $11,900      $10,919           $11,796         $10,092      $10,000
1987                   $12,029      $11,095           $11,725         $10,524      $10,000
1988                   $13,015      $12,028           $12,541         $10,948      $10,000
1989                   $14,707      $13,210           $13,889         $11,463      $10,000
1990                   $15,806      $14,280           $14,678         $12,107      $10,000
1991                   $18,102      $16,025           $16,646         $12,567      $10,000
1992                   $20,516      $18,126           $18,752         $12,962      $10,000
1993                   $22,688      $20,372           $20,771         $13,321      $10,000
1994                   $22,386      $19,621           $20,103         $13,707      $10,000
1995                   $24,841      $21,308           $22,092         $14,066      $10,000
1996                   $25,879      $22,023           $22,679         $14,471      $10,000
1997                   $28,397      $24,023           $24,751         $14,793      $10,000
1998                   $31,484      $26,353           $27,453         $15,032      $10,000
1999                   $31,736      $26,342           $27,125         $15,373      $10,000
2000                   $34,245      $28,204           $28,976         $15,897      $10,000
2001                   $38,265      $31,224           $32,153         $16,329      $10,000
2002                   $41,656      $33,581           $34,814         $16,624      $10,000
2003                   $42,810      $34,350           $35,338         $16,983      $10,000
2004                   $45,246      $35,894           $36,989         $17,433      $10,000
Year ended August 31

[end mountain chart]

(1) As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and eliminated for purchases of $1 million or more.
(2) The index is unmanaged and does not reflect sales charges, commissions, or expenses.
(3) Calculated by Lipper. The average does not reflect sales charges.
(4) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
*   For the period 10/17/85 to 8/31/86.

Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.

Here are the fund's average annual total returns, with all distributions reinvested and assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods. The maximum initial sales charge was 4.75% prior to January 10, 2000.

Class A shares*   Periods ended 8/31/04

1 year                           + 0.57%
5 years                           +5.58
10 years                          +5.82

*Results for other shares can be found on page 21.


RISING INTEREST RATES AND YOUR FUND

When it comes to interest rates, what goes down usually goes back up. After falling sharply over the last three years and reaching their lowest levels since "Father Knows Best" ruled prime-time television, short-term rates have begun to climb. Rising rates, like falling rates, can present both challenges and opportunities for bond investors. In this year's feature article, we take a look at the rising interest-rate environment and how U.S. Government Securities Fund is responding to safeguard shareholder interests.

[photo of marble stairs in a building]

[Begin Sidebar]
Although it's true that the value of existing securities declines when interest rates rise, for investors with a long-term perspective, bond funds still make good sense.
[photo of three architectural columns ]
[End Sidebar]

[photo of

The Federal Reserve raised the federal funds rate for the first time in four years on June 30, 2004. That was followed by two more quarter-percentage point increases, one in August and one in September. The federal funds rate is a short-term lending rate for banks that has a direct bearing on all short-term interest rates. Because changes to this rate often indicate a change in the Fed's perception of inflation or economic momentum, rate hikes usually -- though not always -- have a similar effect on long-term interest rates.

Prior to these recent hikes, the last rate adjustment had occurred more than a year ago when the Fed cut its rate one quarter-percentage point, taking it to a 46-year low of 1.00%. Short-term rates reached this historic level as a result of 13 cuts, from January 2001 to June 2003, which were implemented to help revive a moribund economy and, also, to stave off the possible threat of deflation.

The Fed typically "applies the brakes" through a series of rate hikes to prevent the economy from overheating and stoking inflation. Despite the recent Fed hikes, long-term interest rates have largely trended lower since June, in part, because there remains considerable debate about the strength of the economy, and inflation remains well under control. Nonetheless, many economists and bond investors expect that short-term rates will continue to move upward in the year ahead, and that could begin to impact long-term rates, as well.

THE EFFECTS OF RISING RATES

Interest rates have an inverse relationship to the value of bonds. "It seems counterintuitive," notes fund president, John Smet, "but bond prices and interest rates move in opposite directions." In general, when rates rise, bond prices decline. The effects vary depending on the bond's credit rating, its coupon, its maturity and the provisions of its loan agreements.

Treasury securities, which make up 49.5% of your fund, are the barometer of the bond market. Because these securities are backed by the full faith and credit of the United States government, they have no credit risk; but like all bonds, they are highly sensitive to economic currents, inflation data and market forces that can influence interest rate trends. Mortgage-backed securities, which make up 30.3% of your fund, are also high-quality bonds, but their sensitivity to rate movements may be more complicated. While interest and principal payments on Treasuries are highly predictable, that is not the case with cash payments made on mortgage-backed securities. Falling interest rates tend to accelerate mortgage prepayments, which then shortens the average maturity and duration of these securities; however, the opposite is true when interest rates are rising. Consequently, credit quality is not the only indicator of how bonds may fare; the timing of a mortgage-backed security's cash flow also affects its value.

CREATING A DEFENSIVE PORTFOLIO

One strategy that the fund's portfolio counselors use to cushion the effects of rising rates is to shorten the maturity of the portfolio by increasing the number of bonds that mature sooner rather than later. During periods of rising rates, bonds with short-term maturities tend to experience less price erosion than bonds with longer maturities.

[photo of a person walking up marble stairs]



[Begin Pull Quote]
[close-up photo of two architectural columns]

"As each bond matures, proceeds can be reinvested in higher yielding securities. So over the long term, we can add bonds that generate more income for investors."
[End Pull Quote]

The maturity of a bond portfolio is one way of measuring sensitivity to interest rates; duration is another. "Duration is a technical measure of a bond's or a portfolio's price sensitivity to interest rate moves," says portfolio counselor, Thomas Hogh. The Duration Strategy Team, which is made up of portfolio managers, analysts and economists, regularly advises the fund's counselors on the optimum duration for the fund. "The team continuously studies the interest rate outlook and recommends an investment strategy to help the fund weather shifts in the bond market," notes Thomas. "In a rising rate environment, like the one we are seeing now, the fund takes a shorter duration stance. Normally, the fund's duration will be about five years, but we've moved it closer to four to help protect shareholders' principal."

In addition to Treasuries, the fund invests in mortgage-backed bonds and federal agency debt. Some of these securities may prove slightly more attractive than Treasuries over the near-term if rates continue to rise gradually. "In this type of environment, our goal is to identify securities in the fund's universe that are more defensive," says Thomas. "Also, by reinvesting interest income, we have an opportunity to purchase newer, higher yielding bonds as rates trend up."

[photo of marble stairs]

A SILVER LINING FOR SHAREHOLDERS

Although it's true that the value of existing securities declines when interest rates rise, for investors with a long-term perspective, bond funds still make good sense.

U.S. Government Securities Fund provides a laddered portfolio of securities with different maturity dates. "As each bond matures, proceeds can be reinvested in higher yielding securities," says John. "So over the long term, we can add bonds that generate more income for investors."

Arguably, bond funds may be better investments than individual bond holdings when it comes to reinvesting income. While individual bondholders may find it tricky to reinvest interest income or principal repayments, an actively managed fund can readily replace maturing bonds with higher yielding ones, often for a fraction of the transaction costs that individuals would pay.

Reinvesting dividends is critical to bolstering income and compounding at a higher rate. The chart at the bottom of page 7 shows the difference that reinvesting dividends has made over the past 19 years, a time frame which includes six periods of rising rates. Comparing the fund's returns -- with dividends reinvested and with dividends taken in cash -- over its lifetime, shows how the compounding effect can lead to a significant return on the original investment.

REWARDS OVER THE LONG-TERM

Since its inception on October 17, 1985, U.S. Government Securities Fund has weathered six distinct periods of rising interest-rate environments. These are listed in the table on the top of page 7. While the fund's results during these periods were negative, examining results a year later provides a more compelling picture. As can be seen in the table, the negative effect of rising rates (lower bond prices) was often limited, while the positive effect (higher bond yields) helped to lift returns.

The importance that experience and knowledge play in the fund's ability to adapt to interest rate fluctuations cannot be overemphasized. The investment professionals who manage your fund bring a total of 50 years of investment experience. They understand the vital role of research and are aided by a network of experts at Capital Research and Management Company, the fund's investment adviser. These resources include our fixed-income and equity analysts who cover a wide range of companies and industries and who help the fund's managers gain a detailed view of economic activity. Other resources include a team of economists, the Duration Strategy Team and our staff of traders, all of whom help look for investment opportunities under all market conditions.

As interest rates rise, it is also important to remember that, for long-term investors, bonds remain an integral part of a well-balanced portfolio. "Though they may fluctuate in price," notes John, "they are historically less volatile than stocks." Over its lifetime, U.S. Government Securities Fund has produced attractive long-term investment results and provided its shareholders with a steady stream of income. Despite a shift toward higher interest rates, the fund remains a solid investment vehicle for conservative investors seeking a bond portfolio that is largely supported by the credit strength of the U.S. government.

[Begin Sidebar]
Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

HOW RISING RATES HAVE IMPACTED THE FUND'S RETURNS

This table shows the cumulative total returns for the fund and its peers during rising rate periods and for the 12 months immediately following the rising rate period. As can be seen, returns improved significantly during the one-year-later periods. This is one more reason we encourage shareholders to take a long-term view on investments.

                                                       U.S. Government           Lipper Gen U.S. GVT
Six rising rate periods                                Securities Fund                 Funds Average

8/31/86-9/30/87                                                 -1.21%                        -1.96%
     1 year later (9/30/87-9/30/88)                            +13.21                        +11.86
11/30/89-4/30/90                                                +0.24                         -1.57
     1 year later (4/30/90-4/30/91)                            +13.21                        +13.88
10/31/93-11/30/94                                               -6.07                         -5.27
     1 year later (11/30/94-11/30/95)                          +14.67                        +16.61
12/31/95-8/31/96                                                -1.67                         -2.60
     1 year later (8/31/96-8/31/97)                             +9.08                         +9.01
9/30/98-1/31/00                                                 -2.01                         -3.63
     1 year later (1/31/00-1/31/01)                            +13.52                        +13.30
5/31/03-8/31/03                                                 -2.59                         -3.92
     1 year later (8/31/03-8/31/04)                             +4.49                         +4.71

Dates determined using 30-year U.S. Treasury bond yield.


THE ADVANTAGE OF REINVESTING INCOME
The growth of a $10,000 investment over the life of the fund

This chart shows the advantage that reinvesting income has provided over time for the fund's shareholders. Through compounding, those who reinvest dividends have been able to grow their investment.

                                     Dividends                      Dividends
                                reinvested (1)              taken in cash (2)

10/17/1985                              10,000                         10,000
08/31/1986*                             11,347                         10,439
08/31/1987                              11,530                          9,660
08/31/1988                              12,499                          9,512
08/31/1989                              13,727                          9,470
08/31/1990                              14,839                          9,309
08/31/1991                              16,653                          9,533
08/31/1992                              18,836                          9,927
08/31/1993                              21,171                         10,348
08/31/1994                              20,390                          9,259
08/31/1995                              22,144                          9,302
08/31/1996                              22,886                          8,978
08/31/1997                              24,964                          9,154
08/31/1998                              27,386                          9,407
08/31/1999                              27,374                          8,873
08/31/2000                              29,310                          8,964
08/31/2001                              32,448                          9,372
08/31/2002                              34,897                          9,646
08/31/2003                              35,697                          9,547
08/31/2004                              37,300                          9,653

Year ended August 31

* For the period 10/17/85 to 8/31/86.
(1) Includes reinvested dividends of $27,053.
(2) Excludes cash dividends of $12,924


INVESTMENT PORTFOLIO, August 31, 2004

Beginning with this report, a summary portfolio, now approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

QUALITY BREAKDOWN
as of August 31, 2004                                     Percent of net assets
U.S. government obligations *                                             66.3%
Federal agencies                                                          28.5%
Short-term securities and other assets less
     liabiliities                                                          5.2%

* These securities are guaranteed by the full faith and credit of the United States government.

[begin pie chart]
HOLDINGS BY TYPE OF INVESTMENT
                                                          Percent of net assets
U.S. Treasury notes & bonds                                               49.5%
Mortgage backed obligations                                               30.3%
Federal agency obligations                                                15.0%
Short-term securities and other assets less
     liabilities                                                           5.2%

[end pie chart]


                                                                                         Principal           Market        Percent
                                                                                            amount            value         of net
BONDS AND NOTES  - 94.81%                                                                    (000)            (000)         assets

U.S. TREASURY NOTES & BONDS  - 49.51%
 1.625% 2005                                                                          $     44,250     $     44,056
 5.75% 2005                                                                                 50,000           52,188
 3.50% 2006                                                                                 23,600           24,113
 4.625% 2006                                                                               126,600          131,565
 6.875% 2006  (1)                                                                           86,250           92,867
 7.00% 2006                                                                                 48,750           52,871
 3.25% 2007                                                                                 41,780           42,387
 3.375% 2007  (2)                                                                           34,420           36,941
 4.375% 2007  (1)                                                                           29,290           30,594
 6.25% 2007                                                                                 44,500           48,387
 6.625% 2007                                                                                13,370           14,745
 3.625% 2008  (2)                                                                           32,534           35,848
 5.625% 2008                                                                                12,000           13,110
 6.00% 2009                                                                                 13,540           15,186
 5.75% 2010                                                                                 45,535           50,857
 5.00% 2011                                                                                 66,850           71,874
 4.375% 2012                                                                                17,355           17,884
 3.875% 2013                                                                                52,010           51,612
 4.25% 2013                                                                                 23,500           23,823
 12.00% 2013                                                                                10,000           13,300
 4.25% 2014                                                                                 17,000           17,165
 9.250% 2016                                                                                46,630           67,089
 8.125% 2019                                                                                22,800           31,140
 8.875% 2019                                                                                 9,100           13,118
 7.875% 2021                                                                                11,030           14,866
 6.875% 2025                                                                                29,500           36,820
 6.50% 2026                                                                                 53,000           63,683
 5.25% 2029                                                                                 63,350           65,439
 0%-11.625% 2004-2031 (2)                                                                   49,354           50,719
 Principal Strip 0% 2019                                                                    32,790           15,936         49.51%
                                                                                                          1,240,183          49.51

MORTGAGE-BACKED OBLIGATIONS (3)  - 30.28%
Government National Mortgage Association:
 6.00% 2013                                                                                 15,770           16,743
 6.00% 2033                                                                                 22,992           23,914
 6.00% 2033                                                                                 17,385           18,082
 5.00% 2034                                                                                 14,500           14,439
 6.00% 2034                                                                                 34,001           35,364
 6.00% 2034                                                                                 31,500           32,681
 4.776%-10.00% 2009-2042                                                                   194,315          206,027          13.87
Fannie Mae:
 5.50% 2019                                                                                 26,495           27,422
 4.202% 2033 (4)                                                                            20,864           21,091
 4.488% 2033 (4)                                                                            12,145           12,338
 6.00% 2034                                                                                 71,995           74,549
 3.063%-12.00% 2005-2042 (4)                                                               118,429          124,162
 Series 1997-M6, Class ZA, 6.85% 2026                                                       16,131           17,763          11.07
Freddie Mac:
 7.20% 2006                                                                                 11,812           12,768
 4.077% 2033 (4)                                                                            14,808           14,889
 6.00% 2034                                                                                 77,750           80,387
 1.876%-12.005% 2007-2042 (4)                                                               24,008           25,319           5.32
Other securities                                                                                                511            .02
                                                                                                            758,449          30.28

FEDERAL AGENCY OBLIGATIONS  - 15.02%
Freddie Mac:
 1.50% 2005                                                                                 25,000           24,848
 5.75% 2009                                                                                 65,000           70,918
 6.625% 2009                                                                                36,500           41,305
 3.50%-7.00% 2005-2019                                                                      36,125           37,267           6.96
Fannie Mae:
 6.625% 2009                                                                                32,500           36,763
 4.25%-7.25% 2005-2030                                                                      35,075           37,581           2.97
Small Business Administration 4.75%-6.625% 2021-2022 (3)                                    51,868           54,410           2.17
Federal Home Loan Bank:
 3.75% 2007                                                                                 24,280           24,841
 3.00%-5.75% 2008-2012                                                                      28,725           29,228           2.16
Other securities                                                                                             18,950            .76
                                                                                                            376,111          15.02

TOTAL BONDS AND NOTES (cost: $2,328,048,000)                                                              2,374,743          94.81



                                                                                         Principal           Market        Percent
                                                                                            amount            value         of net
SHORT-TERM SECURITIES  - 14.02%                                                              (000)            (000)         assets


U.S. Treasury Bills:
 1.17%-1.502% due 9/2/2004-11/18/2004 (1)                                             $    310,150    $     309,726          12.36%
Federal Home Loan Bank:
 1.47% due 9/1/2004                                                                         41,500           41,498           1.66
                                                                                                            351,224          14.02


TOTAL SHORT-TERM SECURITIES (cost: $351,217,000)                                                            351,224          14.02


TOTAL INVESTMENT SECURITIES (cost: $2,679,265,000)                                                        2,725,967         108.83
Other assets less liabilities                                                                              (221,223)         (8.83)

NET ASSETS                                                                                               $2,504,744         100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2004                            (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $2,679,265)                                                               $2,725,967
 Cash                                                                                                                    121
 Receivables for:
  Sales of investments                                                                $2,368
  Sales of fund's shares                                                               3,439
  Interest                                                                            18,522                          24,329
                                                                                                                   2,750,417
LIABILITIES:
 Payables for:
  Purchases of investments                                                           236,189
  Repurchases of fund's shares                                                         4,426
  Dividends on fund's shares                                                           2,268
  Investment advisory services                                                           622
  Services provided by affiliates                                                      2,011
  Deferred Trustees' compensation                                                        100
  Other fees and expenses                                                                 57                         245,673
NET ASSETS AT AUGUST 31, 2004                                                                                     $2,504,744

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                 $2,497,334
 Distributions in excess of net investment income                                                                        (65)
 Accumulated net realized loss                                                                                       (39,227)
 Net unrealized appreciation                                                                                          46,702
NET ASSETS AT AUGUST 31, 2004                                                                                     $2,504,744

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 182,264 total shares outstanding

                                                                           Net assets    Shares outstanding      Net asset value
                                                                                                                   per share (1)

Class A                                                                    $1,899,724               138,238               $13.74
Class B                                                                       220,772                16,065                13.74
Class C                                                                       122,308                 8,900                13.74
Class F                                                                        32,511                 2,366                13.74
Class 529-A                                                                    33,432                 2,433                13.74
Class 529-B                                                                    13,380                   974                13.74
Class 529-C                                                                    21,351                 1,554                13.74
Class 529-E                                                                     2,480                   180                13.74
Class 529-F                                                                     1,070                    78                13.74
Class R-1                                                                       2,183                   159                13.74
Class R-2                                                                      67,596                 4,919                13.74
Class R-3                                                                      72,481                 5,274                13.74
Class R-4                                                                       8,167                   594                13.74
Class R-5                                                                       7,289                   530                13.74
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.28 for each.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended August 31, 2004

INVESTMENT INCOME:                                      (dollars in thousands)
 Income:
  Interest                                                                                                              $102,426

 Fees and expenses:
  Investment advisory services                                                                  $7,534
  Distribution services                                                                          9,670
  Transfer agent services                                                                        3,568
  Administrative services                                                                        1,349
  Reports to shareholders                                                                          187
  Registration statement and prospectus                                                            230
  Postage, stationery and supplies                                                                 463
  Trustees' compensation                                                                            42
  Auditing and legal                                                                               134
  Custodian                                                                                         31
  Sstate and local taxes                                                                            34
  Other                                                                                             49
  Total expenses before reimbursement                                                           23,291
   Reimbursement of expenses                                                                       380                    22,911
 Net investment income                                                                                                    79,515

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
 Net realized gain on investments                                                                                         10,131
 Net unrealized appreciation on investments                                                                               26,177
   Net realized gain and unrealized appreciation on investments                                                           36,308
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $115,823

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                       Year ended August 31
                                                                                                  2004                      2003
OPERATIONS:
 Net investment income                                                                         $79,515                   $93,936
 Net realized gain on investments                                                               10,131                    36,106
 Net unrealized appreciation (depreciation) on investments                                      26,177                   (65,727)
  Net increase in net assets resulting from operations                                         115,823                    64,315

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                                                    (84,098)                 (103,672)

CAPITAL SHARE TRANSACTIONS                                                                    (560,790)                  463,425

TOTAL (DECREASE) INCREASE IN NET ASSETS                                                       (529,065)                  424,068

NET ASSETS:
 Beginning of year                                                                           3,033,809                 2,609,741
 End of year (including distributions in excess of and undistributed
  net investment income: ($65) and $104, respectively)                                      $2,504,744                $3,033,809

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A         Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B             None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                         None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C                     None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E                     None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F             None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CollegeAmerica is a registered trademark of the Virginia College Savings Plan.


          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2004, the cost of investment securities for federal income tax purposes was $2,679,487,000.

During the year ended August 31, 2004, the fund reclassified $4,356,000 from additional paid-in capital to accumulated net realized loss, $4,418,000 from accumulated net realized loss to undistributed net investment income, and $4,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $2,303
Short-term and long-term capital loss deferrals                                                               (39,006)
Gross unrealized appreciation on investment securities                                                         51,748
Gross unrealized depreciation on investment securities                                                         (5,268)
Net unrealized appreciation on investment securities                                                           46,480

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $20,590,000, $4,377,000, $5,664,000 and $8,375,000 expiring in
2005, 2006, 2008 and 2009, respectively. These numbers reflect the expiration of a capital loss carryforward of $4,356,000 and a utilization of a capital loss carryforward of $1,723,000 during the year ended August 31, 2004. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended August 31, 2004, the fund realized, on a tax basis, a net capital gain of $1,723,000.

Ordinary income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class                                                  Year ended August 31, 2004             Year ended August 31, 2003
Class A                                                                        $ 67,777                               $ 87,846
Class B                                                                           6,272                                  7,411
Class C                                                                           3,482                                  4,567
Class F                                                                             937                                    909
Class 529-A                                                                       1,028                                    786
Class 529-B                                                                         331                                    251
Class 529-C                                                                         505                                    391
Class 529-E                                                                          68                                     45
Class 529-F                                                                          29                                     13
Class R-1                                                                            40                                     16
Class R-2                                                                         1,404                                    553
Class R-3                                                                         1,784                                    476
Class R-4                                                                           209                                     87
Class R-5                                                                           232                                    321
Total                                                                          $ 84,098                              $ 103,672


3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. The Board of Trustees approved an amended agreement effective April 1, 2004, reducing the existing annual rate of 0.16% to 0.15% on daily net assets in excess of $3 billion. For the year ended August 31, 2004, the investment advisory services fee was $7,534,000, which was equivalent to an annualized rate of 0.282% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended August 31, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1, R-2, R-3 and R-4. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended August 31, 2004, were as follows (dollars in thousands):


         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $4,565           $3,223         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          2,457             345          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          1,399          Included             $210                $72            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           72            Included              43                 10             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         60            Included              48                 12                  $32
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         139           Included              21                  9                   14
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         212           Included              32                 12                   21
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         12            Included              3                   1                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          2            Included              1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          16            Included              2                   4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          415           Included              83                 444            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          305           Included              92                 161            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          16            Included              10                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              6                   1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $9,670           $3,568              $551               $728                 $70
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $29,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                                 Sales(1)                   dividends and distributions
                                                                       Amount         Shares                 Amount        Shares
Year ended August 31, 2004
Class A                                                             $ 421,261         30,787               $ 59,101         4,322
Class B                                                                37,807          2,763                  5,601           410
Class C                                                                39,279          2,870                  3,031           222
Class F                                                                24,351          1,776                    705            52
Class 529-A                                                            10,260            751                  1,015            74
Class 529-B                                                             2,832            207                    325            24
Class 529-C                                                             6,693            489                    497            36
Class 529-E                                                               940             68                     67             5
Class 529-F                                                               518             38                     28             2
Class R-1                                                               1,603            117                     39             3
Class R-2                                                              44,806          3,274                  1,367           100
Class R-3                                                              40,344          2,949                  1,747           128
Class R-4                                                               5,418            396                    205            15
Class R-5                                                               3,945            286                    155            11
Total net increase
   (decrease)                                                       $ 640,057         46,771               $ 73,883         5,404

Year ended August 31, 2003
Class A                                                           $ 1,971,635        142,308               $ 77,156         5,573
Class B                                                               235,415         16,993                  6,593           476
Class C                                                               200,655         14,488                  3,958           285
Class F                                                                83,107          5,993                    690            50
Class 529-A                                                            26,061          1,882                    765            55
Class 529-B                                                            11,825            853                    246            18
Class 529-C                                                            16,240          1,173                    383            28
Class 529-E                                                             1,562            113                     44             3
Class 529-F                                                               758             55                     12             1
Class R-1                                                               1,680            122                     15             1
Class R-2                                                              56,327          4,062                    524            38
Class R-3                                                              56,226          4,067                    440            32
Class R-4                                                               5,753            415                     83             6
Class R-5                                                               8,811            638                    173            12
Total net increase
   (decrease)                                                     $ 2,676,055        193,162               $ 91,082         6,578




Share class                                                                Repurchases(1)                  Net (decrease) increase
                                                                        Amount         Shares                 Amount        Shares
Year ended August 31, 2004
Class A                                                            $ (978,736)       (71,566)            $ (498,374)      (36,457)
Class B                                                              (116,635)        (8,526)               (73,227)       (5,353)
Class C                                                               (91,990)        (6,728)               (49,680)       (3,636)
Class F                                                               (15,994)        (1,171)                 9,062           657
Class 529-A                                                            (8,764)          (641)                 2,511           184
Class 529-B                                                            (4,395)          (320)                (1,238)          (89)
Class 529-C                                                            (6,225)          (455)                   965            70
Class 529-E                                                              (574)           (42)                   433            31
Class 529-F                                                              (234)           (17)                   312            23
Class R-1                                                                (629)           (46)                 1,013            74
Class R-2                                                             (22,637)        (1,654)                23,536         1,720
Class R-3                                                             (19,956)        (1,460)                22,135         1,617
Class R-4                                                              (2,454)          (180)                 3,169           231
Class R-5                                                              (5,507)          (402)                (1,407)         (105)
Total net increase
   (decrease)                                                    $ (1,274,730)       (93,208)            $ (560,790)      (41,033)

Year ended August 31, 2003
Class A                                                          $ (1,901,973)      (137,474)             $ 146,818        10,407
Class B                                                              (130,412)        (9,438)               111,596         8,031
Class C                                                              (154,203)       (11,156)                50,410         3,617
Class F                                                               (82,043)        (5,925)                 1,754           118
Class 529-A                                                            (4,813)          (348)                22,013         1,589
Class 529-B                                                              (924)           (67)                11,147           804
Class 529-C                                                            (3,001)          (218)                13,622           983
Class 529-E                                                              (244)           (18)                 1,362            98
Class 529-F                                                                (6)            (1)                   764            55
Class R-1                                                                (690)           (50)                 1,005            73
Class R-2                                                             (13,039)          (941)                43,812         3,159
Class R-3                                                              (6,324)          (456)                50,342         3,643
Class R-4                                                                (910)           (66)                 4,926           355
Class R-5                                                              (5,130)          (370)                 3,854           280
Total net increase
   (decrease)                                                    $ (2,303,712)      (166,528)             $ 463,425        33,212

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,874,587,000 and $2,509,978,000, respectively, during the year ended August 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2004, the custodian fee of $31,000 included $35,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from investment operations(2)
                                                                                                           Net
                                                             Net asset                           gains (losses)
                                                                value,                Net        on securities        Total from
                                                             beginning         investment       (both realized        investment
                                                             of period       income (loss)      and unrealized)       operations
CLASS A:
 Year ended 8/31/2004                                           $13.59               $.43                 $.17              $.60
 Year ended 8/31/2003                                            13.73                .42                 (.10)              .32
 Year ended 8/31/2002                                            13.34                .57                  .41               .98
 Year ended 8/31/2001                                            12.76                .70                  .63              1.33
 Year ended 8/31/2000                                            12.63                .77                  .09               .86
CLASS B:
 Year ended 8/31/2004                                            13.59                .33                  .17               .50
 Year ended 8/31/2003                                            13.73                .32                 (.10)              .22
 Year ended 8/31/2002                                            13.34                .48                  .41               .89
 Year ended 8/31/2001                                            12.76                .61                  .63              1.24
 Period from 3/15/2000 to 8/31/2000                              12.49                .26                  .31               .57
CLASS C:
 Year ended 8/31/2004                                            13.59                .32                  .17               .49
 Year ended 8/31/2003                                            13.73                .31                 (.10)              .21
 Year ended 8/31/2002                                            13.34                .47                  .41               .88
 Period from 3/15/2001 to 8/31/2001                              13.31                .25                  .04               .29
CLASS F:
 Year ended 8/31/2004                                            13.59                .43                  .17               .60
 Year ended 8/31/2003                                            13.73                .42                 (.10)              .32
 Year ended 8/31/2002                                            13.34                .56                  .41               .97
 Period from 3/15/2001 to 8/31/2001                              13.31                .29                  .04               .33
CLASS 529-A:
 Year ended 8/31/2004                                            13.59                .42                  .17               .59
 Year ended 8/31/2003                                            13.73                .42                 (.10)              .32
 Period from 2/20/2002 to 8/31/2002                              13.36                .27                  .39               .66
CLASS 529-B:
 Year ended 8/31/2004                                            13.59                .31                  .17               .48
 Year ended 8/31/2003                                            13.73                .29                 (.10)              .19
 Period from 2/20/2002 to 8/31/2002                              13.36                .19                  .39               .58
CLASS 529-C:
 Year ended 8/31/2004                                            13.59                .31                  .17               .48
 Year ended 8/31/2003                                            13.73                .29                 (.10)              .19
 Period from 2/19/2002 to 8/31/2002                              13.36                .22                  .36               .58
CLASS 529-E:
 Year ended 8/31/2004                                            13.59                .38                  .17               .55
 Year ended 8/31/2003                                            13.73                .37                 (.10)              .27
 Period from 3/7/2002 to 8/31/2002                               13.22                .24                  .51               .75
CLASS 529-F:
 Year ended 8/31/2004                                            13.59                .41                  .17               .58
 Period from 10/11/2002 to 8/31/2003                             13.83                .30                 (.15)              .15




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                 Income (loss) from investment operations(2)
                                                                                                           Net
                                                             Net asset                            gains(losses)
                                                                value,                Net        on securities        Total from
                                                             beginning         investment       (both realized        investment
                                                             of period       income (loss)      and unrealized)       operations
CLASS R-1:
 Year ended 8/31/2004                                           $13.59               $.32                 $.17              $.49
 Year ended 8/31/2003                                            13.73                .31                 (.10)              .21
 Period from 6/13/2002 to 8/31/2002                              13.40                .09                  .33               .42
CLASS R-2:
 Year ended 8/31/2004                                            13.59                .33                  .17               .50
 Year ended 8/31/2003                                            13.73                .31                 (.10)              .21
 Period from 5/31/2002 to 8/31/2002                              13.37                .10                  .38               .48
CLASS R-3:
 Year ended 8/31/2004                                            13.59                .38                  .17               .55
 Year ended 8/31/2003                                            13.73                .37                 (.10)              .27
 Period from 6/6/2002 to 8/31/2002                               13.36                .11                  .38               .49
CLASS R-4:
 Year ended 8/31/2004                                            13.59                .43                  .17               .60
 Year ended 8/31/2003                                            13.73                .42                 (.10)              .32
 Period from 5/28/2002 to 8/31/2002                              13.34                .14                  .40               .54
CLASS R-5:
 Year ended 8/31/2004                                            13.59                .47                  .17               .64
 Year ended 8/31/2003                                            13.73                .46                 (.10)              .36
 Period from 5/15/2002 to 8/31/2002                              13.27                .17                  .48               .65




FINANCIAL HIGHLIGHTS (1)



                                                              Dividends
                                                              (from net         Net asset                             Net assets,
                                                             investment        value, end                Total      end of period
                                                                income)         of period            return (3)     (in millions)
CLASS A:
 Year ended 8/31/2004                                            $(.45)            $13.74                 4.49%           $1,900
 Year ended 8/31/2003                                             (.46)             13.59                 2.29             2,374
 Year ended 8/31/2002                                             (.59)             13.73                 7.55             2,256
 Year ended 8/31/2001                                             (.75)             13.34                10.70             1,357
 Year ended 8/31/2000                                             (.73)             12.76                 7.07             1,083
CLASS B:
 Year ended 8/31/2004                                             (.35)             13.74                 3.72               221
 Year ended 8/31/2003                                             (.36)             13.59                 1.58               291
 Year ended 8/31/2002                                             (.50)             13.73                 6.80               184
 Year ended 8/31/2001                                             (.66)             13.34                 9.94                40
 Period from 3/15/2000 to 8/31/2000                               (.30)             12.76                 4.60                 3
CLASS C:
 Year ended 8/31/2004                                             (.34)             13.74                 3.65               122
 Year ended 8/31/2003                                             (.35)             13.59                 1.51               170
 Year ended 8/31/2002                                             (.49)             13.73                 6.72               122
 Period from 3/15/2001 to 8/31/2001                               (.26)             13.34                 2.19                15
CLASS F:
 Year ended 8/31/2004                                             (.45)             13.74                 4.45                33
 Year ended 8/31/2003                                             (.46)             13.59                 2.29                23
 Year ended 8/31/2002                                             (.58)             13.73                 7.51                22
 Period from 3/15/2001 to 8/31/2001                               (.30)             13.34                 2.53                 6
CLASS 529-A:
 Year ended 8/31/2004                                             (.44)             13.74                 4.40                34
 Year ended 8/31/2003                                             (.46)             13.59                 2.31                31
 Period from 2/20/2002 to 8/31/2002                               (.29)             13.73                 5.00                 9
CLASS 529-B:
 Year ended 8/31/2004                                             (.33)             13.74                 3.54                13
 Year ended 8/31/2003                                             (.33)             13.59                 1.38                14
 Period from 2/20/2002 to 8/31/2002                               (.21)             13.73                 4.40                 3
CLASS 529-C:
 Year ended 8/31/2004                                             (.33)             13.74                 3.55                21
 Year ended 8/31/2003                                             (.33)             13.59                 1.39                20
 Period from 2/19/2002 to 8/31/2002                               (.21)             13.73                 4.41                 7
CLASS 529-E:
 Year ended 8/31/2004                                             (.40)             13.74                 4.08                 2
 Year ended 8/31/2003                                             (.41)             13.59                 1.92                 2
 Period from 3/7/2002 to 8/31/2002                                (.24)             13.73                 5.76                 1
CLASS 529-F:
 Year ended 8/31/2004                                             (.43)             13.74                 4.33                 1
 Period from 10/11/2002 to 8/31/2003                              (.39)             13.59                 1.04                 1




FINANCIAL HIGHLIGHTS (1)                                            (continued)



                                                             Dividends
                                                             (from net          Net asset                            Net assets,
                                                            investment         value, end                 Total     end of period
                                                               income)          of period                return     (in millions)
CLASS R-1:
 Year ended 8/31/2004                                            $(.34)            $13.74                 3.66%               $2
 Year ended 8/31/2003                                             (.35)             13.59                 1.49                 1
 Period from 6/13/2002 to 8/31/2002                               (.09)             13.73                 3.12                 - (6)
CLASS R-2:
 Year ended 8/31/2004                                             (.35)             13.74                 3.70                68
 Year ended 8/31/2003                                             (.35)             13.59                 1.53                43
 Period from 5/31/2002 to 8/31/2002                               (.12)             13.73                 3.57                 1
CLASS R-3:
 Year ended 8/31/2004                                             (.40)             13.74                 4.09                73
 Year ended 8/31/2003                                             (.41)             13.59                 1.93                50
 Period from 6/6/2002 to 8/31/2002                                (.12)             13.73                 3.68                 - (6)
CLASS R-4:
 Year ended 8/31/2004                                             (.45)             13.74                 4.45                 8
 Year ended 8/31/2003                                             (.46)             13.59                 2.30                 5
 Period from 5/28/2002 to 8/31/2002                               (.15)             13.73                 4.04                 - (6)
CLASS R-5:
 Year ended 8/31/2004                                             (.49)             13.74                 4.78                 7
 Year ended 8/31/2003                                             (.50)             13.59                 2.63                 9
 Period from 5/15/2002 to 8/31/2002                               (.19)             13.73                 4.89                 5



FINANCIAL HIGHLIGHTS (1)

                                                                         Ratio of expenses   Ratio of expenses           Ratio of
                                                                            to average net      to average net         net income
                                                                             assets before        assets after         to average
                                                                             reimbursement   reimbursement (4)         net assets
CLASS A:
 Year ended 8/31/2004                                                                 .71%                .71%              3.14%
 Year ended 8/31/2003                                                                 .76                 .76               3.01
 Year ended 8/31/2002                                                                 .80                 .80               4.27
 Year ended 8/31/2001                                                                 .85                 .85               5.37
 Year ended 8/31/2000                                                                 .85                 .85               6.13
CLASS B:
 Year ended 8/31/2004                                                                1.47                1.47               2.38
 Year ended 8/31/2003                                                                1.46                1.46               2.23
 Year ended 8/31/2002                                                                1.50                1.50               3.47
 Year ended 8/31/2001                                                                1.51                1.51               4.47
 Period from 3/15/2000 to 8/31/2000                                                   .71                 .71               2.44
CLASS C:
 Year ended 8/31/2004                                                                1.53                1.53               2.32
 Year ended 8/31/2003                                                                1.54                1.54               2.19
 Year ended 8/31/2002                                                                1.57                1.57               3.37
 Period from 3/15/2001 to 8/31/2001                                                   .81                 .81               1.97
CLASS F:
 Year ended 8/31/2004                                                                 .75                 .75               3.04
 Year ended 8/31/2003                                                                 .75                 .75               3.00
 Year ended 8/31/2002                                                                 .83                 .83               4.16
 Period from 3/15/2001 to 8/31/2001                                                   .40                 .40               2.35
CLASS 529-A:
 Year ended 8/31/2004                                                                 .80                 .80               3.02
 Year ended 8/31/2003                                                                 .68                 .68               2.91
 Period from 2/20/2002 to 8/31/2002                                                   .92 (5)             .92 (5)           3.82 (5)
CLASS 529-B:
 Year ended 8/31/2004                                                                1.64                1.64               2.20
 Year ended 8/31/2003                                                                1.63                1.63               1.92
 Period from 2/20/2002 to 8/31/2002                                                  1.66 (5)            1.66 (5)           3.16 (5)
CLASS 529-C:
 Year ended 8/31/2004                                                                1.63                1.63               2.20
 Year ended 8/31/2003                                                                1.62                1.62               1.99
 Period from 2/19/2002 to 8/31/2002                                                  1.64 (5)            1.64 (5)           3.13 (5)
CLASS 529-E:
 Year ended 8/31/2004                                                                1.11                1.11               2.71
 Year ended 8/31/2003                                                                1.10                1.10               2.48
 Period from 3/7/2002 to 8/31/2002                                                    .55                 .55               1.78
CLASS 529-F:
 Year ended 8/31/2004                                                                 .86                 .86               2.94
 Period from 10/11/2002 to 8/31/2003                                                  .84 (5)             .84 (5)           2.49 (5)




FINANCIAL HIGHLIGHTS (1)                                            (continued)



                                                                        Ratio of expenses   Ratio of expenses        Ratio of net
                                                                           to average net      to average net       income (loss)
                                                                            assets before        assets after          to average
                                                                            reimbursement   reimbursement (4)          net assets
CLASS R-1:
 Year ended 8/31/2004                                                                1.74%               1.52%              2.26%
 Year ended 8/31/2003                                                                2.02                1.52               1.86
 Period from 6/13/2002 to 8/31/2002                                                   .39                 .31                .64
CLASS R-2:
 Year ended 8/31/2004                                                                2.02                1.48               2.32
 Year ended 8/31/2003                                                                2.05                1.47               1.81
 Period from 5/31/2002 to 8/31/2002                                                   .53                 .38                .72
CLASS R-3:
 Year ended 8/31/2004                                                                1.23                1.10               2.71
 Year ended 8/31/2003                                                                1.16                1.08               1.80
 Period from 6/6/2002 to 8/31/2002                                                    .35                 .27                .83
CLASS R-4:
 Year ended 8/31/2004                                                                 .74                 .74               3.05
 Year ended 8/31/2003                                                                 .75                 .73               2.58
 Period from 5/28/2002 to 8/31/2002                                                   .27                 .20               1.00
CLASS R-5:
 Year ended 8/31/2004                                                                 .42                 .42               3.39
 Year ended 8/31/2003                                                                 .43                 .43               3.31
 Period from 5/15/2002 to 8/31/2002                                                   .13                 .13               1.24


                                                                                  Year ended August 31
                                                                  2004       2003           2002         2001          2000

Portfolio turnover rate for all classes of shares                  72%        82%            95%          44%           63%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than 1 million.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF THE THE AMERICAN FUNDS INCOME SERIES AND SHAREHOLDERS OF U.S. GOVERNMENT SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities of The American Funds Income Series - U.S. Government Securities Fund (the "Fund"), including the investment portfolio, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Income Series - U.S. Government Securities Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Costa Mesa, California
October 13, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31, 2004.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $46,169,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


OTHER SHARE CLASS RESULTS (unaudited)

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended September 30, 2004 (the most recent calendar quarter):

                                                                                               1 year        Life of class
CLASS B SHARES
     Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         -3.23%            +5.50%(1)
Not reflecting CDSC                                                                            +1.73%            +5.86%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +0.68%            +3.99%(2)
Not reflecting CDSC                                                                            +1.67%            +3.99%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +2.44%            +4.78%(2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                          -1.46%            +3.05%(4)
Not reflecting maximum sales charge                                                            +2.39%            +4.57%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                           -3.41%            +2.15%(4)
Not reflecting CDSC                                                                            +1.55%            +3.62%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +0.57%            +3.63%(5)
Not reflecting CDSC                                                                            +1.56%            +3.63%(5)

CLASS 529-E SHARES(3)                                                                          +2.08%            +4.65%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +2.33%            +2.81%(7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 20, 2002, when Class 529-A and
    Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from October 11, 2002, when Class 529-F shares were first sold.


EXPENSE EXAMPLE (unaudited)


As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 through August 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account    Ending account       Expenses paid         Annualized
                                                  value 3/1/2004   value 8/31/2004    during period(1)      expense ratio

Class A -- actual return                         $      1,000.00      $   1,009.35               $3.80               .75%
Class A -- assumed 5% return                            1,000.00          1,021.42                3.82               .75
Class B -- actual return                                1,000.00          1,005.77                7.43              1.47
Class B -- assumed 5% return                            1,000.00          1,017.80                7.48              1.47
Class C -- actual return                                1,000.00          1,005.51                7.68              1.52
Class C -- assumed 5% return                            1,000.00          1,017.54                7.73              1.52
Class F -- actual return                                1,000.00          1,009.37                3.75               .74
Class F -- assumed 5% return                            1,000.00          1,021.48                3.77               .74
Class 529-A -- actual return                            1,000.00          1,008.69                4.46               .88
Class 529-A -- assumed 5% return                        1,000.00          1,020.77                4.48               .88
Class 529-B -- actual return                            1,000.00          1,004.92                8.29              1.64
Class 529-B -- assumed 5% return                        1,000.00          1,016.94                8.34              1.64
Class 529-C -- actual return                            1,000.00          1,004.98                8.24              1.63
Class 529-C -- assumed 5% return                        1,000.00          1,016.99                8.29              1.63
Class 529-E -- actual return                            1,000.00          1,007.54                5.62              1.11
Class 529-E -- assumed 5% return                        1,000.00          1,019.61                5.65              1.11
Class 529-F -- actual return                            1,000.00          1,008.77                4.35               .86
Class 529-F -- assumed 5% return                        1,000.00          1,020.87                4.38               .86
Class R-1 -- actual return                              1,000.00          1,005.53                7.63              1.51
Class R-1 -- assumed 5% return                          1,000.00          1,017.59                7.68              1.51
Class R-2 -- actual return                              1,000.00          1,005.74                7.48              1.48
Class R-2 -- assumed 5% return                          1,000.00          1,017.74                7.53              1.48
Class R-3 -- actual return                              1,000.00          1,007.61                5.52              1.09
Class R-3 -- assumed 5% return                          1,000.00          1,019.71                5.55              1.09
Class R-4 -- actual return                              1,000.00          1,009.38                3.75               .74
Class R-4 -- assumed 5% return                          1,000.00          1,021.48                3.77               .74
Class R-5 -- actual return                              1,000.00          1,010.97                2.13               .42
Class R-5 -- assumed 5% return                          1,000.00          1,023.09                2.14               .42

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                           YEAR FIRST
                                            ELECTED A
                                           TRUSTEE OF
NAME AND AGE                              THE FUND(1)         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Ambassador Richard G.                           1999          Corporate director and author; former U.S.
Capen, Jr., 70                                                Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.
                                                              (communications company); former Chairman and Publisher, The Miami
                                                              Herald

H. Frederick Christie, 71                       1985          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California
                                                              Edison Company)

Diane C. Creel, 55                              1994          Chairman of the Board and CEO, Ecovation, Inc. (organic waste management)

Martin Fenton, 69                               1989          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 58                           1994          President and CEO, Fuller Consulting (financial management consulting firm)

Richard G. Newman, 69                           1991          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional technical services)

Frank M. Sanchez, 61                            1999          Principal, The Sanchez Family Corporation dba McDonald's Restaurants
                                                              (McDonald's licensee)

"NON-INTERESTED" TRUSTEES

                                            NUMBER OF
                                           PORTFOLIOS
                                              IN FUND
                                           COMPLEX(2)
                                             OVERSEEN
NAME AND AGE                               BY TRUSTEE         OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Ambassador Richard G.                            14           Carnival Corporation
Capen, Jr., 70

H. Frederick Christie, 71                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Diane C. Creel, 55                               12           Allegheny Technologies; BF Goodrich; Teledyne Technologies

Martin Fenton, 69                                16           None

Leonard R. Fuller, 58                            14           None

Richard G. Newman, 69                            13           Sempra Energy; Southwest Water Company

Frank M. Sanchez, 61                             12           None


"INTERESTED" TRUSTEES(4)

                                           YEAR FIRST
                                            ELECTED A
                                           TRUSTEE OR         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                              OFFICER OF         AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH FUND                        THE FUND(1)         PRINCIPAL UNDERWRITER OF THE FUND

Paul G. Haaga, Jr., 55                          1985          Executive Vice President and Director, Capital
Chairman of the Board                                         Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(5)

Abner D. Goldstine, 74                          1985          Senior Vice President and Director, Capital
Vice Chairman of the Board                                    Research and Management Company

John H. Smet, 48                                1993          Senior Vice President, Capital Research and
President                                                     Management Company; Director, American Funds Distributors, Inc.(5)


"INTERESTED" TRUSTEES(4)

                                            NUMBER OF
                                           PORTFOLIOS
                                              IN FUND
                                           COMPLEX(2)
NAME, AGE AND                                OVERSEEN
POSITION WITH FUND                         BY TRUSTEE         OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Paul G. Haaga, Jr., 55                           17           None
Chairman of the Board

Abner D. Goldstine, 74                           12           None
Vice Chairman of the Board

John H. Smet, 48                                  2           None
President

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION: FUND SECRETARY.

(1) Trustees and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5) Company affiliated with Capital Research and Management Company.

OTHER OFFICERS

                                           YEAR FIRST
                                              ELECTED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                              AN OFFICER         POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                     OF THE FUND(1)         UNDERWRITER OF THE FUND

Kristine M. Nishiyama, 34                       2003          Vice President and Counsel -- Fund Business
Vice President                                                Management Group, Capital Research and Management Company

Julie F. Williams, 56                           1985          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

Sharon G. Moseley, 36                           2002          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Kimberly S. Verdick, 40                         1994          Assistant Vice President -- Fund Business
Assistant Secretary                                           Management Group, Capital Research and Management Company

Susi M. Silverman, 34                           2001          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Costa Mesa, CA 92626-1979

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in U.S. Government Securities Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE AMERICAN FUNDS AND SEC WEBSITES.

A complete portfolio of U.S. Government Securities Fund's investments is available upon request, free of charge, by calling American Funds Service Company or accessing the U.S. Securities and Exchange Commission website.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge, upon request, by accessing the U.S. Securities and Exchange Commission website or by calling American Funds Service Company. You may also review or, for a fee, copy the forms at the Commission's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
>  U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-922-1004P

Litho in USA DD/LPT/8058-S1910

Printed on recycled paper


ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Martin Fenton, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Fees billed by the Registrant's auditors for each of the last two fiscal years, including fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant, and a description of the nature of the services comprising the fees, are listed below:

                  Registrant:
a)       Audit Fees:
                                    2003             $51,000
                                    2004             $54,000
b) Audit- Related Fees:
                                    2003             none
2004     $8,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's investment
                                    adviser conducted in accordance with
                                    Statement on Auditing Standards Number 70
                                    issued by the American Institute of
                                    Certified Public Accountants.
c) Tax Fees:
                                    2003             $5,000
                                    2004             $6,000
                                    The tax fees consist of professional
                                    services relating to the preparation of the Registrant's tax returns.

d) All Other Fees:
                                    2003             none
                                    2004             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

b) Audit- Related Fees:
                                    2003             $339,000
                                    2004             $259,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's transfer
                                    agency and investment adviser conducted in
                                    accordance with Statement on Auditing
                                    Standards Number 70 issued by the American
                                    Institute of Certified Public Accountants.
c) Tax Fees:
                                    2003             none
                                    2004             none
d) All Other Fees:
                                    2003             none
                                    2004             none

The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $351,000 for fiscal year 2003 and $311,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS(r)]



U.S. GOVERNMENT SECURITIES FUND
Investment portfolio
August 31, 2004

                                                                                        Principal amount     Market value
BONDS AND NOTES -- 94.81%                                                                          (000)            (000)

U.S. TREASURY NOTES & BONDS -- 49.51%
U.S. Treasury Obligations 11.625% 2004                                                        $    9,500    $       9,695
U.S. Treasury Obligations 1.125% 2005                                                              6,410            6,371
U.S. Treasury Obligations 1.625% 2005                                                             44,250           44,056
U.S. Treasury Obligations 5.75% 2005                                                              50,000           52,188
U.S. Treasury Obligations 2.50% 2006                                                               7,110            7,134
U.S. Treasury Obligations 3.50% 2006                                                              23,600           24,113
U.S. Treasury Obligations 4.625% 2006                                                            126,600          131,565
U.S. Treasury Obligations 5.625% 2006                                                              5,700            5,985
U.S. Treasury Obligations 6.875% 2006(1)                                                          86,250           92,867
U.S. Treasury Obligations 7.00% 2006                                                              48,750           52,871
U.S. Treasury Obligations 3.25% 2007                                                              41,780           42,387
U.S. Treasury Obligations 3.375% 2007(2)                                                          34,420           36,941
U.S. Treasury Obligations 4.375% 2007(1)                                                          29,290           30,594
U.S. Treasury Obligations 6.25% 2007                                                              44,500           48,387
U.S. Treasury Obligations 6.625% 2007                                                             13,370           14,745
U.S. Treasury Obligations 3.625% 2008(2)                                                          32,534           35,848
U.S. Treasury Obligations 5.625% 2008                                                             12,000           13,110
U.S. Treasury Obligations 6.00% 2009                                                              13,540           15,186
U.S. Treasury Obligations 5.75% 2010                                                              45,535           50,857
U.S. Treasury Obligations 5.00% 2011                                                              66,850           71,874
U.S. Treasury Obligations 3.00% 2012(2)                                                              530              619
U.S. Treasury Obligations 4.375% 2012                                                             17,355           17,884
U.S. Treasury Obligations 3.875% 2013                                                             52,010           51,612
U.S. Treasury Obligations 4.25% 2013                                                              23,500           23,823
U.S. Treasury Obligations 12.00% 2013                                                             10,000           13,300
U.S. Treasury Obligations 4.25% 2014                                                              17,000           17,165
U.S. Treasury Obligations 9.25% 2016                                                              46,630           67,089
U.S. Treasury Obligations 8.125% 2019                                                             22,800           31,140
U.S. Treasury Obligations 8.875% 2019                                                              9,100           13,118
U.S. Treasury Obligations 7.875% 2021                                                             11,030           14,866
U.S. Treasury Obligations 6.875% 2025                                                             29,500           36,820
U.S. Treasury Obligations 6.50% 2026                                                              53,000           63,683
U.S. Treasury Obligations 3.875% 2029(2)                                                           1,070            1,637
U.S. Treasury Obligations 5.25% 2029                                                              63,350           65,439
U.S. Treasury Obligations 6.25% 2030                                                               7,555            8,905
U.S. Treasury Obligations 5.375% 2031                                                              6,000            6,386
U.S. Treasury Obligations Principal Strip 0% 2011                                                  5,285            3,987
U.S. Treasury Obligations Principal Strip 0% 2019                                                 32,790           15,936
                                                                                                                1,240,183

MORTGAGE-BACKED OBLIGATIONS(3) -- 30.28%
Government National Mortgage Assn. 7.50% 2009                                                 $      151        $     160
Government National Mortgage Assn. 7.50% 2009                                                         71               75
Government National Mortgage Assn. 9.00% 2009                                                        412              441
Government National Mortgage Assn. 9.50% 2009                                                         81               88
Government National Mortgage Assn. 7.50% 2011                                                        189              203
Government National Mortgage Assn. 7.50% 2011                                                         27               29
Government National Mortgage Assn. 5.50% 2013                                                        301              315
Government National Mortgage Assn. 6.00% 2013                                                     15,770           16,743
Government National Mortgage Assn. 6.00% 2013                                                      1,486            1,576
Government National Mortgage Assn. 6.00% 2013                                                        329              349
Government National Mortgage Assn. 6.00% 2013                                                        324              344
Government National Mortgage Assn. 6.00% 2013                                                        246              261
Government National Mortgage Assn. 6.00% 2014                                                      6,245            6,618
Government National Mortgage Assn. 6.00% 2014                                                        924              979
Government National Mortgage Assn. 6.00% 2014                                                        801              849
Government National Mortgage Assn. 6.00% 2014                                                        418              443
Government National Mortgage Assn. 6.00% 2014                                                        211              223
Government National Mortgage Assn. 6.50% 2014                                                        677              724
Government National Mortgage Assn. 6.50% 2014                                                        647              691
Government National Mortgage Assn. 6.50% 2014                                                        641              685
Government National Mortgage Assn. 6.50% 2014                                                        395              422
Government National Mortgage Assn. 6.50% 2014                                                        360              385
Government National Mortgage Assn. 6.50% 2014                                                        279              298
Government National Mortgage Assn. 6.50% 2014                                                        264              283
Government National Mortgage Assn. 6.50% 2014                                                        263              282
Government National Mortgage Assn. 6.50% 2014                                                        218              233
Government National Mortgage Assn. 6.50% 2014                                                        216              231
Government National Mortgage Assn. 6.50% 2014                                                        208              222
Government National Mortgage Assn. 6.50% 2014                                                        176              188
Government National Mortgage Assn. 6.50% 2014                                                        106              114
Government National Mortgage Assn. 6.50% 2014                                                        105              113
Government National Mortgage Assn. 5.50% 2016                                                      1,329            1,388
Government National Mortgage Assn. 5.50% 2016                                                        782              817
Government National Mortgage Assn. 5.50% 2016                                                        762              796
Government National Mortgage Assn. 5.50% 2016                                                        761              795
Government National Mortgage Assn. 5.50% 2016                                                        730              763
Government National Mortgage Assn. 5.50% 2016                                                        649              677
Government National Mortgage Assn. 5.50% 2016                                                        584              610
Government National Mortgage Assn. 5.50% 2016                                                        552              576
Government National Mortgage Assn. 5.50% 2016                                                        538              562
Government National Mortgage Assn. 5.50% 2016                                                        531              554
Government National Mortgage Assn. 5.50% 2016                                                        430              449
Government National Mortgage Assn. 5.50% 2016                                                        379              396
Government National Mortgage Assn. 5.50% 2016                                                        375              392
Government National Mortgage Assn. 5.50% 2016                                                        241              251
Government National Mortgage Assn. 5.50% 2016                                                        221              231
Government National Mortgage Assn. 6.00% 2016                                                      2,779            2,940
Government National Mortgage Assn. 6.00% 2016                                                      1,041            1,101
Government National Mortgage Assn. 6.00% 2016                                                        998            1,056
Government National Mortgage Assn. 6.00% 2016                                                        821              869
Government National Mortgage Assn. 6.50% 2016                                                      1,473            1,573
Government National Mortgage Assn. 6.50% 2016                                                        592              633
Government National Mortgage Assn. 9.00% 2016                                                        143              159
Government National Mortgage Assn. 5.50% 2017                                                      8,263            8,630
Government National Mortgage Assn. 5.50% 2017                                                      7,165            7,483
Government National Mortgage Assn. 5.50% 2017                                                      2,596            2,711
Government National Mortgage Assn. 5.50% 2017                                                      2,570            2,685
Government National Mortgage Assn. 6.00% 2017                                                      3,309            3,501
Government National Mortgage Assn. 6.00% 2017                                                        929              983
Government National Mortgage Assn. 6.00% 2017                                                        637              674
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                           3,901            4,040
Government National Mortgage Assn. 9.00% 2019                                                        152              170
Government National Mortgage Assn. 10.00% 2019                                                     2,548            2,936
Government National Mortgage Assn. 8.50% 2020                                                         41               45
Government National Mortgage Assn. 8.50% 2021                                                        130              143
Government National Mortgage Assn. 8.50% 2021                                                         46               51
Government National Mortgage Assn. 9.00% 2021                                                         74               82
Government National Mortgage Assn. 10.00% 2021                                                       743              859
Government National Mortgage Assn. 7.50% 2022                                                         21               23
Government National Mortgage Assn. 8.00% 2022                                                        459              503
Government National Mortgage Assn. 8.50% 2022                                                         53               58
Government National Mortgage Assn. 8.50% 2022                                                         28               31
Government National Mortgage Assn. 8.50% 2022                                                         22               25
Government National Mortgage Assn. 7.50% 2023                                                        173              189
Government National Mortgage Assn. 7.50% 2023                                                         84               91
Government National Mortgage Assn. 7.50% 2023                                                         51               56
Government National Mortgage Assn. 7.50% 2023                                                         47               51
Government National Mortgage Assn. 7.50% 2023                                                         34               36
Government National Mortgage Assn. 8.00% 2023                                                        606              664
Government National Mortgage Assn. 8.00% 2023                                                        271              297
Government National Mortgage Assn. 8.00% 2023                                                        160              175
Government National Mortgage Assn. 8.50% 2023                                                         48               53
Government National Mortgage Assn. 7.00% 2024                                                        686              735
Government National Mortgage Assn. 7.00% 2024                                                        529              570
Government National Mortgage Assn. 7.50% 2024                                                        125              136
Government National Mortgage Assn. 7.50% 2024                                                         55               59
Government National Mortgage Assn. 7.50% 2024                                                         32               35
Government National Mortgage Assn. 7.50% 2024                                                         11               12
Government National Mortgage Assn. 7.00% 2025                                                        514              551
Government National Mortgage Assn. 7.00% 2025                                                        449              481
Government National Mortgage Assn. 7.00% 2026                                                        218              235
Government National Mortgage Assn. 7.00% 2026                                                         61               66
Government National Mortgage Assn. 7.50% 2026                                                        368              400
Government National Mortgage Assn. 8.00% 2026                                                         47               52
Government National Mortgage Assn. 8.00% 2026                                                         20               22
Government National Mortgage Assn. 7.00% 2027                                                        307              330
Government National Mortgage Assn. 7.50% 2027                                                        126              137
Government National Mortgage Assn. 8.00% 2027                                                        327              361
Government National Mortgage Assn. 6.00% 2028                                                      4,691            4,897
Government National Mortgage Assn. 6.00% 2028                                                      2,566            2,680
Government National Mortgage Assn. 6.00% 2028                                                      2,510            2,621
Government National Mortgage Assn. 6.00% 2028                                                        556              580
Government National Mortgage Assn. 6.50% 2028                                                      3,623            3,843
Government National Mortgage Assn. 6.50% 2028                                                        499              529
Government National Mortgage Assn. 6.50% 2028                                                        432              458
Government National Mortgage Assn. 6.50% 2028                                                        411              436
Government National Mortgage Assn. 6.50% 2028                                                        135              143
Government National Mortgage Assn. 6.50% 2028                                                         21               22
Government National Mortgage Assn. 7.00% 2028                                                        750              806
Government National Mortgage Assn. 7.00% 2028                                                        439              472
Government National Mortgage Assn. 7.00% 2028                                                        116              124
Government National Mortgage Assn. 7.50% 2028                                                        319              347
Government National Mortgage Assn. 7.50% 2028                                                        126              137
Government National Mortgage Assn. 6.00% 2029                                                      8,331            8,696
Government National Mortgage Assn. 6.00% 2029                                                        305              318
Government National Mortgage Assn. 6.50% 2029                                                        837              887
Government National Mortgage Assn. 6.50% 2029                                                        574              609
Government National Mortgage Assn. 6.50% 2029                                                        423              449
Government National Mortgage Assn. 6.50% 2029                                                        417              442
Government National Mortgage Assn. 6.50% 2029                                                        148              157
Government National Mortgage Assn. 7.00% 2029                                                        569              611
Government National Mortgage Assn. 7.00% 2029                                                        414              444
Government National Mortgage Assn. 7.00% 2029                                                        378              406
Government National Mortgage Assn. 7.00% 2029                                                        291              313
Government National Mortgage Assn. 7.50% 2029                                                        255              277
Government National Mortgage Assn. 7.50% 2029                                                        110              119
Government National Mortgage Assn. 7.50% 2029                                                        101              109
Government National Mortgage Assn. 7.00% 2030                                                        408              437
Government National Mortgage Assn. 7.50% 2030                                                      1,217            1,320
Government National Mortgage Assn. 7.50% 2030                                                        745              807
Government National Mortgage Assn. 7.50% 2030                                                        726              787
Government National Mortgage Assn. 7.50% 2030                                                        497              538
Government National Mortgage Assn. 7.50% 2030                                                        181              196
Government National Mortgage Assn. 8.00% 2030                                                        365              400
Government National Mortgage Assn. 8.00% 2030                                                        231              254
Government National Mortgage Assn. 8.00% 2030                                                        175              192
Government National Mortgage Assn. 8.00% 2030                                                        143              157
Government National Mortgage Assn. 8.00% 2030                                                        132              145
Government National Mortgage Assn. 8.00% 2030                                                         59               65
Government National Mortgage Assn. 8.00% 2030                                                         36               39
Government National Mortgage Assn. 5.50% 2031                                                      2,833            2,894
Government National Mortgage Assn. 6.00% 2031                                                      8,751            9,118
Government National Mortgage Assn. 6.00% 2031                                                      1,814            1,890
Government National Mortgage Assn. 6.50% 2031                                                      3,813            4,040
Government National Mortgage Assn. 6.50% 2031                                                      1,923            2,037
Government National Mortgage Assn. 6.50% 2031                                                      1,584            1,676
Government National Mortgage Assn. 6.50% 2031                                                      1,179            1,248
Government National Mortgage Assn. 6.50% 2031                                                      1,035            1,096
Government National Mortgage Assn. 6.50% 2031                                                        735              778
Government National Mortgage Assn. 6.50% 2031                                                        298              315
Government National Mortgage Assn. 6.50% 2031                                                        243              257
Government National Mortgage Assn. 6.50% 2031                                                        165              175
Government National Mortgage Assn. 7.00% 2031                                                      1,637            1,753
Government National Mortgage Assn. 7.00% 2031                                                      1,598            1,712
Government National Mortgage Assn. 7.00% 2031                                                      1,063            1,139
Government National Mortgage Assn. 7.00% 2031                                                        933              999
Government National Mortgage Assn. 7.00% 2031                                                        772              827
Government National Mortgage Assn. 7.00% 2031                                                        685              735
Government National Mortgage Assn. 7.00% 2031                                                        414              443
Government National Mortgage Assn. 7.00% 2031                                                        142              152
Government National Mortgage Assn. 7.00% 2031                                                         50               54
Government National Mortgage Assn. 7.50% 2031                                                        460              498
Government National Mortgage Assn. 7.50% 2031                                                        376              407
Government National Mortgage Assn. 7.50% 2031                                                        203              220
Government National Mortgage Assn. 6.00% 2032                                                      1,095            1,140
Government National Mortgage Assn. 6.50% 2032                                                      4,725            5,000
Government National Mortgage Assn. 6.50% 2032                                                      2,121            2,244
Government National Mortgage Assn. 6.50% 2032                                                      1,725            1,827
Government National Mortgage Assn. 6.50% 2032                                                      1,453            1,537
Government National Mortgage Assn. 6.50% 2032                                                      1,249            1,322
Government National Mortgage Assn. 6.50% 2032                                                      1,147            1,213
Government National Mortgage Assn. 6.50% 2032                                                        656              694
Government National Mortgage Assn. 7.00% 2032                                                      5,988            6,415
Government National Mortgage Assn. 7.00% 2032                                                      2,083            2,231
Government National Mortgage Assn. 7.00% 2032                                                      1,878            2,011
Government National Mortgage Assn. 7.00% 2032                                                      1,262            1,351
Government National Mortgage Assn. 7.50% 2032                                                      2,317            2,508
Government National Mortgage Assn. 7.50% 2032                                                        603              653
Government National Mortgage Assn. 6.00% 2033                                                     22,992           23,914
Government National Mortgage Assn. 6.00% 2033                                                     17,385           18,082
Government National Mortgage Assn. 6.00% 2033                                                      4,656            4,843
Government National Mortgage Assn. 6.00% 2033                                                      4,252            4,422
Government National Mortgage Assn. 6.00% 2033                                                      3,495            3,635
Government National Mortgage Assn. 6.00% 2033                                                      3,435            3,572
Government National Mortgage Assn. 6.00% 2033                                                      3,261            3,391
Government National Mortgage Assn. 5.00% 2034                                                     14,500           14,439
Government National Mortgage Assn. 6.00% 2034                                                     34,001           35,364
Government National Mortgage Assn. 6.00% 2034                                                     31,500           32,681
Government National Mortgage Assn. 8.00% 2042                                                      6,437            7,447
Fannie Mae 6.35% 2005                                                                              2,773            2,778
Fannie Mae 8.00% 2005                                                                                 --*              --*
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                        117              120
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007                                              5,000            5,428
Fannie Mae 8.50% 2007                                                                                 18               19
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                            2,347            2,538
Fannie Mae 8.50% 2008                                                                                 13               14
Fannie Mae 7.00% 2009                                                                                133              142
Fannie Mae 7.00% 2009                                                                                127              135
Fannie Mae 9.00% 2009                                                                                 51               55
Fannie Mae 7.00% 2010                                                                              1,017            1,083
Fannie Mae 8.50% 2010                                                                                 57               61
Fannie Mae 7.00% 2011                                                                                 64               69
Fannie Mae 9.50% 2011                                                                                 49               53
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                  7,094            7,353
Fannie Mae 8.50% 2013                                                                                 31               33
Fannie Mae 8.50% 2014                                                                                 72               75
Fannie Mae 6.00% 2015                                                                              5,730            6,039
Fannie Mae 6.00% 2017                                                                              3,006            3,163
Fannie Mae 6.00% 2017                                                                              1,812            1,906
Fannie Mae 6.00% 2017                                                                              1,588            1,671
Fannie Mae 6.00% 2017                                                                              1,231            1,295
Fannie Mae 6.00% 2017                                                                                981            1,032
Fannie Mae 7.00% 2017                                                                                479              510
Fannie Mae, Trust 35, Class 2, 12.00% 2018                                                            46               52
Fannie Mae 5.50% 2019                                                                             26,495           27,422
Fannie Mae 12.00% 2019                                                                             1,266            1,494
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                        191              198
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                    453              453
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022                                                     571              617
Fannie Mae 8.00% 2022                                                                                 46               50
Fannie Mae 9.50% 2022                                                                                130              145
Fannie Mae 8.00% 2023                                                                                 95              104
Fannie Mae 8.00% 2023                                                                                 82               89
Fannie Mae 8.00% 2023                                                                                 27               29
Fannie Mae, Series 2001-4, Class NA, 11.807% 2025(4)                                               8,519            9,933
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                  16,131           17,763
Fannie Mae 9.50% 2026                                                                                896            1,027
Fannie Mae 8.50% 2027                                                                                 37               41
Fannie Mae 7.00% 2028                                                                                382              407
Fannie Mae 7.00% 2028                                                                                249              265
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                  2,268            2,467
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                  7,255            7,894
Fannie Mae 7.50% 2029                                                                                925              996
Fannie Mae 7.00% 2030                                                                                335              357
Fannie Mae 7.50% 2030                                                                                315              339
Fannie Mae 7.50% 2030                                                                                152              163
Fannie Mae 6.50% 2031                                                                                728              766
Fannie Mae 6.50% 2031                                                                                521              548
Fannie Mae 6.50% 2031                                                                                507              534
Fannie Mae 7.00% 2031                                                                                221              235
Fannie Mae 7.50% 2031                                                                                769              828
Fannie Mae 7.50% 2031                                                                                267              288
Fannie Mae 7.50% 2031                                                                                254              274
Fannie Mae 7.50% 2031                                                                                234              252
Fannie Mae, Series 2001-20, Class E, 9.595% 2031(4)                                                  264              302
Fannie Mae, Series 2001-20, Class C, 11.98% 2031(4)                                                1,164            1,385
Fannie Mae 6.50% 2032                                                                              5,387            5,664
Fannie Mae 6.50% 2032                                                                              2,585            2,717
Fannie Mae 6.50% 2032                                                                                958            1,007
Fannie Mae 6.50% 2032                                                                                571              601
Fannie Mae 7.00% 2032                                                                              2,833            3,014
Fannie Mae 7.00% 2032                                                                              1,767            1,880
Fannie Mae 3.859% 2033(4)                                                                          7,712            7,742
Fannie Mae 4.034% 2033(4)                                                                          4,286            4,295
Fannie Mae 4.047% 2033(4)                                                                            781              785
Fannie Mae 4.202% 2033(4)                                                                         20,864           21,091
Fannie Mae 4.488% 2033(4)                                                                         12,145           12,338
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033(4)                                                11,000           10,272
Fannie Mae 5.50% 2033                                                                              4,306            4,383
Fannie Mae 6.00% 2034                                                                             71,995           74,549
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                5,500            5,493
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                  2,548            2,767
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                3,000            3,015
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                   2,236            2,423
Freddie Mac 7.20% 2006                                                                            11,812           12,768
Freddie Mac 8.25% 2007                                                                                57               59
Freddie Mac, Series H009, Class A-2, 1.876% 2008(4)                                                4,120            4,044
Freddie Mac 7.00% 2008                                                                                83               88
Freddie Mac 8.75% 2008                                                                                57               60
Freddie Mac 8.50% 2009                                                                               109              116
Freddie Mac 8.00% 2012                                                                                84               90
Freddie Mac 6.00% 2014                                                                               504              531
Freddie Mac 12.00% 2015                                                                               22               26
Freddie Mac 11.00% 2016                                                                               16               19
Freddie Mac 6.00% 2017                                                                             1,710            1,799
Freddie Mac 8.00% 2017                                                                               584              634
Freddie Mac 8.50% 2018                                                                                33               35
Freddie Mac 8.50% 2020                                                                               489              535
Freddie Mac, Series 2289-NA, 12.005% 2020(4)                                                       5,155            6,029
Freddie Mac 8.50% 2021                                                                               123              134
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                         189              189
Freddie Mac, Series 2289, Class NB, 11.447% 2022(4)                                                1,009            1,160
Freddie Mac, Series 1567, Class A, 2.025% 2023(4)                                                    129              123
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                   1,875            2,038
Freddie Mac 4.077% 2033(4)                                                                        14,808           14,889
Freddie Mac 6.00% 2034                                                                            77,750           80,387
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                 7,650            7,600
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                      10               10
Paine Webber CMO, Series O, Class 5, 9.50% 2019(5)                                                   477              511
                                                                                                                  758,449


                                                                                        Principal amount     Market value
BONDS AND NOTES                                                                                    (000)            (000)

FEDERAL AGENCY OBLIGATIONS -- 15.02%
Freddie Mac 1.50% 2005                                                                           $25,000    $      24,848
Freddie Mac 7.00% 2005                                                                             8,000            8,338
Freddie Mac 3.50% 2007                                                                             8,625            8,737
Freddie Mac 5.125% 2008                                                                            9,500           10,119
Freddie Mac 5.75% 2009                                                                            65,000           70,918
Freddie Mac 6.625% 2009                                                                           36,500           41,305
Freddie Mac 5.50% 2019                                                                            10,000           10,073
Fannie Mae 6.00% 2005                                                                              9,200            9,642
Fannie Mae 7.125% 2005                                                                            11,500           11,772
Fannie Mae 4.25% 2007                                                                              8,375            8,667
Fannie Mae 6.625% 2009                                                                            32,500           36,763
Fannie Mae 7.25% 2030                                                                              6,000            7,500
Small Business Administration, Series 2001-20K, 5.34% 2021(3)                                      4,417            4,619
Small Business Administration, Series 2001-20J, 5.76% 2021(3)                                      2,129            2,257
Small Business Administration, Series 2001-20F, 6.44% 2021(3)                                     10,501           11,420
Small Business Administration, Series 2001-20G, 6.625% 2021(3)                                     3,259            3,568
Small Business Administration, Series 2002-20J, 4.75% 2022(3)                                      7,841            7,932
Small Business Administration, Series 2002-20K, 5.08% 2022(3)                                      4,311            4,427
Small Business Administration, Series 2002-20C, 6.07% 2022(3)                                      3,289            3,528
Small Business Administration, Series 2002-20D, 6.41% 2022(3)                                      4,400            4,781
Small Business Administration, Series 2003-20B, 4.84% 2023(3)                                     11,721           11,878
Federal Home Loan Bank 3.75% 2007                                                                 24,280           24,841
Federal Home Loan Bank 5.75% 2008                                                                  7,725            8,409
Federal Home Loan Bank 3.00% 2009                                                                 10,000            9,754
Federal Home Loan Bank 4.50% 2012                                                                 11,000           11,065
U.S. Government-Guaranteed Cert. of Part., Overseas Private Investment Corp.,
   Series 2000-044-A, 3.74% 2015(3)                                                                8,092            8,072
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
   Inc. (Title XI) 5.88% 2012(3)                                                                   7,273            7,888
Perforadora Central SA de CV 4.92% 2018(3)                                                         2,900            2,990
                                                                                                                  376,111

TOTAL BONDS AND NOTES (cost: $2,328,048,000)                                                                    2,374,743


SHORT-TERM SECURITIES -- 14.02%

U.S. Treasury Bills:
   1.17% due 9/2/2004                                                                             60,000           59,996
   1.475%-1.502% due 11/18/2004(1)                                                                55,900           55,717
   1.33%-1.353% due 9/23/2004                                                                     44,900           44,862
   1.33% due 9/30/2004                                                                            35,700           35,662
   1.40% due 10/28/2004(1)                                                                        33,500           33,428
   1.39% due 10/21/2004                                                                           28,900           28,847
   1.38% due 9/9/2004                                                                             28,200           28,190
   1.325% due 10/7/2004(1)                                                                        15,300           15,279
   1.33% due 9/16/2004                                                                             7,750            7,745
Federal Home Loan Bank 1.47% due 9/1/2004                                                         41,500           41,498

TOTAL SHORT-TERM SECURITIES (cost: $351,217,000)                                                                  351,224


TOTAL INVESTMENT SECURITIES (cost: $2,679,265,000)                                                              2,725,967
Other assets less liabilities                                                                                    (221,223)

NET ASSETS                                                                                                     $2,504,744


* Amount less than one thousand.
(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Comprised of federal agency originated or guaranteed loans.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Shareholders and
Board of Trustees of
The American Funds Income Series - U.S. Government Securities Fund:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Income Series - U.S. Government Fund (the "Fund") as of August 31, 2004, and for the year then ended and have issued our report thereon dated October 13, 2004, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's investment portfolio (the "Schedule") as of August 31, 2004 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


DELOITTE & TOUCHE LLP
October 13, 2004
Costa Mesa, California



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        THE AMERICAN FUNDS INCOME SERIES



By
/s/ John H. Smet
-------------------------------------------------------
John H. Smet, President and PEO

Date: November 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By
/s/ John H. Smet
--------------------------------------------------
John H. Smet, President and PEO

Date: November 8, 2004



By
/s/ Sharon G. Moseley
--------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: November 8, 2004